Inventory	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory
INVENTORY

As of December 31, 2016 and 2015, inventory consisted of the following (in thousands):

	December 31,
	2016	2015
Natural gas	$14,755	$5,724
LNG	45,008	—
Materials and other	28,758	18
Total inventory	$88,521	$5,742